Earnings (loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings per Share
Schedule of computation of basic and diluted earnings (loss) per share

	Three Months Ended March 31,
	2024	2023
Numerator:
Basic and Diluted Net loss attributable to common stockholders	$(3,922)	$(2,907)
Denominator:
Weighted average number of shares:
Basic - Class A Common Stock	11,966,928	514,946
Add: Dilutive effects, as shown separately below
Unvested Stock Options	—	—
Diluted - Class A and Class B Common Stock	11,966,928	514,946
Basic Net loss per share attributable to common stockholders	$(0.33)	$(5.65)
Diluted Net loss per share attributable to common stockholders	$(0.33)	$(5.65)

	2023	2022
Numerator:
Basic and Diluted Net loss attributable to common stockholders	$(22,268)	$(13,290)
Denominator:
Weighted average number of shares:
Basic - Common Stock	6,257,476	5,292,384
Add: Dilutive effects, as shown separately below
Unvested Stock Options	—	—
Diluted - Common Stock	6,257,476	5,292,384
Basic Net loss per share attributable to common stockholders	$(3.56)	$(2.51)
Diluted Net loss per share attributable to common stockholders	$(3.56)	$(2.51)